Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The People Committee works closely with its independent compensation consultant, Pay Governance, and meets regularly, including in executive sessions without members of management present, to review market data and make decisions on our executive compensation program with respect to the compensation of our CEO and other executives. Compensation granted to our NEOs is not determined based on a specific formula but rather through the exercise of the People Committee’s judgment after considering multiple factors, including market data, individual performance, the CEO’s recommendation, importance of role, scope of responsibility, the current unvested equity held by each NEO and related vesting schedules, the potential retentive value of the compensation package, and the review of our Say-on-Pay vote results. The People Committee gives no single factor any fixed weight. Each executive’s compensation level, as well as the appropriate mix of equity award types and other compensation elements, ultimately reflects the People Committee’s business judgment in consideration of these factors and stockholder interests.
The People Committee has adopted a schedule for granting equity awards. Under this schedule, equity awards for our executive officers are generally granted at regularly scheduled meetings throughout the year. We do not grant awards in anticipation of the release of material nonpublic information. In addition, grants of equity awards to our executive officers were also subject to the approval of our full Board.
Award Timing Method	The People Committee has adopted a schedule for granting equity awards. Under this schedule, equity awards for our executive officers are generally granted at regularly scheduled meetings throughout the year.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
The People Committee works closely with its independent compensation consultant, Pay Governance, and meets regularly, including in executive sessions without members of management present, to review market data and make decisions on our executive compensation program with respect to the compensation of our CEO and other executives. Compensation granted to our NEOs is not determined based on a specific formula but rather through the exercise of the People Committee’s judgment after considering multiple factors, including market data, individual performance, the CEO’s recommendation, importance of role, scope of responsibility, the current unvested equity held by each NEO and related vesting schedules, the potential retentive value of the compensation package, and the review of our Say-on-Pay vote results. The People Committee gives no single factor any fixed weight. Each executive’s compensation level, as well as the appropriate mix of equity award types and other compensation elements, ultimately reflects the People Committee’s business judgment in consideration of these factors and stockholder interests.

MNPI Disclosure Timed for Compensation Value	false